Long-Term Debt (Summary Of Long-Term Debt) (Details) - CAD ($) $ in Millions		Aug. 31, 2019	Aug. 31, 2018	Feb. 28, 2018	Aug. 31, 2017	Aug. 31, 2004
Disclosure of detailed information about borrowings [line items]
Total consolidated debt		$ 5,350	$ 4,350
Less current portion		1,251	1		$ 2
Non-current portion		$ 4,057	4,310		$ 4,298
Fixed rate senior notes 5.65% due October 1, 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate		565.00%
Fixed rate senior notes 5.65% due October 1, 2019 [Member] | Effective interest rate | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate		5.69%
Fixed rate senior notes 5.50% due December 7, 2020 [Member] | Effective interest rate | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate		5.55%
Fixed rate senior notes 3.15% due February 19, 2021 [Member] | Effective interest rate | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate		3.17%
Fixed Rate Senior Notes 3.80% due 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate		380.00%
Fixed Rate Senior Notes 3.80% due 2023 [Member] | Effective interest rate | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate		3.80%
Fixed rate senior notes 4.35% due January 31, 2024 [Member] | Effective interest rate | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate		4.35%
Fixed rate senior notes 3.80% due March 1, 2027 [Member] | Effective interest rate | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate		3.84%
Fixed Rate Senior Notes 4.40% due 2028 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate		440.00%
Fixed Rate Senior Notes 4.40% due 2028 [Member] | Effective interest rate | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate		4.40%
Fixed rate senior notes 6.75% due November 9, 2039 [Member] | Effective interest rate | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate		6.89%
Burrard Landing Lot 2 Holdings Partnership [Member] | Fixed interest rate | Other related parties [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate		4.683%		4.14%		6.31%
Long-term debt at amortized cost [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	[1]	$ 5,308	4,311
Less current portion	[1]	1,251	1
Non-current portion		4,057	4,310
Long-term debt at amortized cost [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	[1]	5,258	4,261
Long-term debt at amortized cost [Member] | Fixed rate senior notes 5.65% due October 1, 2019 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	[1]	1,250	1,248
Long-term debt at amortized cost [Member] | Fixed rate senior notes 5.50% due December 7, 2020 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	[1]	499	499
Long-term debt at amortized cost [Member] | Fixed rate senior notes 3.15% due February 19, 2021 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	[1]	299	299
Long-term debt at amortized cost [Member] | Fixed Rate Senior Notes 3.80% due 2023 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	[1]	498	0
Long-term debt at amortized cost [Member] | Fixed rate senior notes 4.35% due January 31, 2024 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	[1]	498	498
Long-term debt at amortized cost [Member] | Fixed rate senior notes 3.80% due March 1, 2027 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	[1]	298	298
Long-term debt at amortized cost [Member] | Fixed Rate Senior Notes 4.40% due 2028 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	[1]	496	0
Long-term debt at amortized cost [Member] | Fixed rate senior notes 6.75% due November 9, 2039 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	[1]	1,420	1,419
Long-term debt at amortized cost [Member] | Burrard Landing Lot 2 Holdings Partnership [Member] | Other related parties [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	[1]	50	50
Adjustment for Finance Costs [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	[1]	42	39
Less current portion	[1]	1	0
Non-current portion		41	39
Adjustment for Finance Costs [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	[1]	42	39
Adjustment for Finance Costs [Member] | Fixed rate senior notes 5.65% due October 1, 2019 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	[1]	0	2
Adjustment for Finance Costs [Member] | Fixed rate senior notes 5.50% due December 7, 2020 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	[1]	1	1
Adjustment for Finance Costs [Member] | Fixed rate senior notes 3.15% due February 19, 2021 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	[1]	1	1
Adjustment for Finance Costs [Member] | Fixed Rate Senior Notes 3.80% due 2023 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	[1]	2	0
Adjustment for Finance Costs [Member] | Fixed rate senior notes 4.35% due January 31, 2024 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	[1]	2	2
Adjustment for Finance Costs [Member] | Fixed rate senior notes 3.80% due March 1, 2027 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	[1]	2	2
Adjustment for Finance Costs [Member] | Fixed Rate Senior Notes 4.40% due 2028 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	[1]	4	0
Adjustment for Finance Costs [Member] | Fixed rate senior notes 6.75% due November 9, 2039 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	[1]	30	31
Adjustment for Finance Costs [Member] | Burrard Landing Lot 2 Holdings Partnership [Member] | Other related parties [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	[1]	0	0
Long-term Debt Repayable at Maturity [member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt		5,350	4,350
Less current portion		1,252	1
Non-current portion		4,098	4,349
Long-term Debt Repayable at Maturity [member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt		5,300	4,300
Long-term Debt Repayable at Maturity [member] | Fixed rate senior notes 5.65% due October 1, 2019 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt		1,250	1,250
Long-term Debt Repayable at Maturity [member] | Fixed rate senior notes 5.50% due December 7, 2020 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt		500	500
Long-term Debt Repayable at Maturity [member] | Fixed rate senior notes 3.15% due February 19, 2021 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt		300	300
Long-term Debt Repayable at Maturity [member] | Fixed Rate Senior Notes 3.80% due 2023 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt		500	0
Long-term Debt Repayable at Maturity [member] | Fixed rate senior notes 4.35% due January 31, 2024 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt		500	500
Long-term Debt Repayable at Maturity [member] | Fixed rate senior notes 3.80% due March 1, 2027 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt		300	300
Long-term Debt Repayable at Maturity [member] | Fixed Rate Senior Notes 4.40% due 2028 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt		500	0
Long-term Debt Repayable at Maturity [member] | Fixed rate senior notes 6.75% due November 9, 2039 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt		1,450	1,450
Long-term Debt Repayable at Maturity [member] | Burrard Landing Lot 2 Holdings Partnership [Member] | Other related parties [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt		$ 50	$ 50

[1]	Long-term debt is presented net of unamortized discounts and finance costs.